Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions With Related Parties [Abstract]
Transactions with related parties
NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Office rent: The Company has entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria and Emerald Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €952 (approximately $1,256) and the lease agreements expire in 2017 and 2019.  These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
Purchase of services: The Company utilizes its affiliate company, Acropolis Chartering and Shipping Inc. (“Acropolis”) (See Note 9), as a broker. Commissions paid to Acropolis for each of the years ended December 31, 2012, 2011 and 2010 were $48, $17 and $155, respectively. During the years ended December 31, 2012, 2011 and 2010, the Company received dividends of $140, $602, and $966, respectively. Included in the trade accounts payable at December 31, 2012 and 2011 was an amount of $115 and $125, respectively, which was due to Acropolis.
Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel. The term of this charter is approximately two years at a net daily rate of $12.5 per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings. In May 2012, the Company chartered in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel. The term of this charter is approximately one year at a net daily rate of $12.0 per day, plus profit sharing. The owners will receive 100% of the first $1.5 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In September 2012, the Company chartered in from Navios Partners the Navios Libra, a 1995-built Panamax vessel. The term of this charter is approximately three years at a net daily rate of $12.5 per day, plus 50/50 profit sharing based on actual earnings. Total charter hire expense for the three vessels for the year ended December 31, 2012 was $7,484, and was included in the statement of comprehensive income under “Time charter, voyage and port terminal expenses”.
Management fees: Pursuant to a management agreement dated November 16, 2007, as amended in 2009 and 2011, Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee. As of December 31, 2012, the daily fees are $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013 and the fixed fee period is until December 31, 2017. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. From January 2014 to December 2017, Navios Partners will reimburse Navios Holdings for all of the actual operating costs and expenses in connection with the management of Navios Partners' fleet. Total management fees for the years ended December 31, 2012, 2011 and 2010 amounted to $31,689, $26,343 and $19,746, respectively.
Pursuant to a management agreement dated May 28, 2010, as amended in 2010 and 2012, for five years from the closing of Navios Acquisition's initial vessel acquisition, Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels. Total management fees for the years ended December 31, 2012, 2011 and 2010 amounted to $47,043, $35,678 and $9,752, respectively. As of March 30, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over LIBOR. As of September 28, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR. The management fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.
Navios Partners Guarantee:  Contemporaneously with the Insurance Restructuring (as defined in Note 25), the Company entered into the Navios Partners Guarantee arrangement with Navios Partners (see Note 25).  The Navios Partners Guarantee provided Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the Charter Insurance for the same vessels, same periods and same amounts.  The Navios Partners Guarantee covers $76,740 of aggregate future charter payments and provides for a maximum possible payout of $20,000 by the Company to Navios Partners.   Premiums that are calculated on the same basis as the restructured Charter Insurance are included in the management fee that is paid by Navios Partners to Navios Holdings pursuant to the management agreement. As of December 31, 2012, no claims had been submitted to Navios Holdings.

General & administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, as amended in 2011, Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2012, 2011 and 2010 amounted to $3,883, $3,447 and $2,750, respectively.
On May 28, 2010, Navios Acquisition entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the years ended December 31, 2012, 2011 and 2010 amounted to $2,110, $1,527 and $380, respectively. The general and administrative fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.

On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the year ended December 31, 2012, 2011 and 2010 amounted to $600, $375 and $0, respectively, which have been eliminated upon consolidation

Balance due from affiliate: Balance due from affiliate as of December 31, 2012 amounted to $108,538 (December 31, 2011: $49,404) which included the current amounts due from Navios Partners and Navios Acquisition, which were $21,716 and $29,121, respectively, and the non-current amount of $57,701 due from Navios Acquisition. The remaining balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.

Omnibus agreements: Navios Holdings entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years. The Partners Omnibus Agreement was amended in June 2009 until June 29, 2011.

Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. For the vessels sold to Navios Partners see Notes 7 and 19. As of December 31, 2012 and 2011, the unamortized deferred gain for all vessels and rights sold totaled $28,459 and $41,002, respectively, and for the years ended December 31, 2012, 2011 and 2010, Navios Holdings recognized $12,652, $12,024 and $18,694, respectively, of the deferred gain in “Equity in net earnings of affiliated companies”.
Deconsolidation of Navios Acquisition: Refer to Note 3 for the deconsolidation of Navios Acquisition.
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings in 2010 which was amended in 2010 and 2011. The facility will be available for multiple drawings up to a limit of $40,000, has a margin of LIBOR plus 300 basis points, and matures in December 2014. As of December 31, 2012, the outstanding amount under this facility was $35,000 (December 31, 2011: $40,000) and was recorded under “Loan receivable from affiliate company”.